Credit Risk - Homes Credit Risk Review, Additional Information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of credit risk exposure [line items]
Advances and flexible mortgage drawdowns	£ 800,000	£ 1,200,000
Percentage of customers with a maturing mortgage retained	77.00%	81.00%
Average LTV of mortgage total new lending, in London	65.00%	66.00%
Re-priced new business and internal transfers	£ 45,000,000
New mortgages reaching end of incentive period within a year	£ 39,000,000
Percentage of new business mortgages that are prime UK retail mortgages	0.85
Average new loan size	£ 228	£ 237
Percentage of new business mortgages that are unsecured retail mortgages	0.03
Proportion of mortgage portfolio in forbearance	0.009	0.009
Proportion of accounts in forbearance in excess of six months since last contractual payment	0.81	0.85
Weighted average LTV of accounts in forbearance	0.44	0.43
Weighted average portfolio LTV	0.51	0.50
Carrying value of mortgages classified as multiple forbearance	£ 121,000	£ 152,000
Mortgages modified since January 2008	£ 1,600,000	£ 1,900,000
Average LTV	0.24	0.24
Percentage of customers that made last six months payments	0.93	0.94
Percentage of accounts ninety days or more in arrears	0.0171	0.0153
Maximum
Disclosure of credit risk exposure [line items]
Percentage of internal transfer customers in arrears	0.01
Internal remortgages
Disclosure of credit risk exposure [line items]
Internal remortgages	£ 31,900,000	£ 25,300,000